Quarterly Report
May 31, 2022
MFS®  Value Fund
EIF-Q3

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 6.7%
General Dynamics Corp.	2,395,331	$538,733,895
Honeywell International, Inc.	7,117,448	1,378,080,282
Lockheed Martin Corp.	164,323	72,320,196
Northrop Grumman Corp.	3,415,462	1,598,333,752
Raytheon Technologies Corp.	5,776,050	549,417,876
		$4,136,886,001
Alcoholic Beverages – 1.4%
Diageo PLC	19,207,158	$889,457,825
Brokerage & Asset Managers – 3.4%
BlackRock, Inc.	1,314,624	$879,588,626
KKR & Co., Inc.	6,086,391	333,595,091
NASDAQ, Inc.	5,753,659	893,313,096
		$2,106,496,813
Business Services – 3.8%
Accenture PLC, “A”	4,573,567	$1,365,026,807
Equifax, Inc.	3,773,474	764,430,363
Fidelity National Information Services, Inc.	2,127,192	222,291,564
		$2,351,748,734
Cable TV – 3.7%
Charter Communications, Inc., “A” (a)	1,463,984	$742,137,409
Comcast Corp., “A”	34,178,865	1,513,440,142
		$2,255,577,551
Chemicals – 1.4%
PPG Industries, Inc.	6,898,633	$872,608,088
Construction – 2.9%
Masco Corp.	7,873,474	$446,347,241
Otis Worldwide Corp.	2,469,987	183,767,033
Sherwin-Williams Co.	2,823,765	756,881,971
Stanley Black & Decker, Inc.	3,568,744	423,574,225
		$1,810,570,470
Consumer Products – 2.5%
Colgate-Palmolive Co.	5,573,473	$439,245,407
International Flavors & Fragrances, Inc.	1,918,442	253,560,479
Kimberly-Clark Corp.	3,909,254	520,008,967
Reckitt Benckiser Group PLC	3,928,162	303,823,374
		$1,516,638,227
Electrical Equipment – 1.3%
Johnson Controls International PLC	14,252,112	$776,882,625
Electronics – 4.9%
Analog Devices, Inc.	2,795,810	$470,814,404
KLA Corp.	915,245	333,927,138
NXP Semiconductors N.V.	3,502,205	664,578,421
Texas Instruments, Inc.	8,732,172	1,543,498,723
		$3,012,818,686

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 4.0%
ConocoPhillips	8,456,650	$950,189,194
EOG Resources, Inc.	4,441,334	608,285,104
Pioneer Natural Resources Co.	3,293,803	915,479,606
		$2,473,953,904
Food & Beverages – 3.0%
Archer Daniels Midland Co.	2,906,008	$263,923,646
Nestle S.A.	7,408,290	903,638,376
PepsiCo, Inc.	3,966,653	665,406,041
		$1,832,968,063
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	3,674,222	$630,423,011
Health Maintenance Organizations – 2.4%
Cigna Corp.	5,609,581	$1,504,994,486
Insurance – 10.3%
Aon PLC	5,143,027	$1,417,778,253
Chubb Ltd.	6,587,925	1,391,962,673
Marsh & McLennan Cos., Inc.	8,516,656	1,362,239,127
Progressive Corp.	10,998,033	1,312,945,180
Travelers Cos., Inc.	5,092,496	911,760,484
		$6,396,685,717
Machinery & Tools – 4.4%
Eaton Corp. PLC	6,588,785	$913,205,601
Illinois Tool Works, Inc.	4,598,839	956,880,431
PACCAR, Inc.	3,671,285	318,814,389
Trane Technologies PLC	3,903,025	538,851,632
		$2,727,752,053
Major Banks – 7.8%
Goldman Sachs Group, Inc.	2,043,487	$667,913,726
JPMorgan Chase & Co.	17,413,453	2,302,580,890
Morgan Stanley	13,124,198	1,130,518,416
PNC Financial Services Group, Inc.	4,180,247	733,257,126
		$4,834,270,158
Medical & Health Technology & Services – 1.4%
McKesson Corp.	2,552,884	$839,107,442
Medical Equipment – 7.3%
Abbott Laboratories	7,836,317	$920,453,795
Boston Scientific Corp. (a)	14,078,526	577,360,351
Danaher Corp.	2,938,390	775,206,050
Medtronic PLC	9,687,622	970,215,343
Thermo Fisher Scientific, Inc.	2,193,914	1,245,199,769
		$4,488,435,308
Other Banks & Diversified Financials – 4.6%
American Express Co.	6,050,993	$1,021,528,638
Citigroup, Inc.	13,857,522	740,130,250
Moody's Corp.	1,241,817	374,494,753
Truist Financial Corp.	7,551,990	375,635,983
U.S. Bancorp	6,757,643	358,628,114
		$2,870,417,738

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 8.0%
Johnson & Johnson	11,585,491	$2,079,943,199
Merck & Co., Inc.	12,128,387	1,116,175,456
Pfizer, Inc.	29,664,271	1,573,392,934
Roche Holding AG	555,024	188,865,548
		$4,958,377,137
Railroad & Shipping – 2.4%
Canadian National Railway Co.	3,159,266	$359,461,286
Union Pacific Corp.	5,189,794	1,140,612,925
		$1,500,074,211
Real Estate – 0.4%
Public Storage, Inc., REIT	816,608	$270,003,269
Specialty Chemicals – 1.2%
DuPont de Nemours, Inc.	11,185,242	$758,918,670
Specialty Stores – 2.0%
Lowe's Cos., Inc.	4,962,535	$969,183,085
Target Corp.	1,691,520	273,823,258
		$1,243,006,343
Utilities - Electric Power – 7.2%
American Electric Power Co., Inc.	5,077,552	$518,062,630
Dominion Energy, Inc.	12,254,122	1,032,042,155
Duke Energy Corp.	12,259,012	1,379,384,030
Southern Co.	15,828,248	1,197,565,244
Xcel Energy, Inc.	4,452,515	335,452,480
		$4,462,506,539
Total Common Stocks		$61,521,579,069
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.64% (v)	123,548,005	$123,548,005

Other Assets, Less Liabilities – 0.4%		223,488,946
Net Assets – 100.0%		$61,868,616,020
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $123,548,005 and $61,521,579,069, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$61,521,579,069	$—	$—	$61,521,579,069
Mutual Funds	123,548,005	—	—	123,548,005
Total	$61,645,127,074	$—	$—	$61,645,127,074
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$658,689,844	$3,057,032,653	$3,592,174,492	$—	$—	$123,548,005

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$455,718	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.